Income And Mining Tax Expense	12 Months Ended
Dec. 31, 2012
Income And Mining Tax Expense
6.	INCOME AND MINING TAX EXPENSE

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
Current income taxes
South Africa	(72.4)	(108.3)	(39.0)	(67.7)
Ghana	(170.6)	(180.5)	(73.4)	(98.6)
Australia	(64.1)	(35.9)	—	(16.5)
Peru	(104.7)	(111.7)	(47.1)	(51.2)

Current income and mining taxes	(411.8)	(436.4)	(159.5)	(234.0)

Deferred income taxes
South Africa	149.6	(70.1)	44.9	(58.6)
Ghana	(36.8)	(12.0)	4.5	(28.1)
Australia	(4.8)	(51.3)	(22.9)	(12.3)
Peru	11.9	17.8	(0.8)	(25.4)

Deferred income and mining taxes	119.9	(115.6)	25.7	(124.4)

Total income and mining taxes	(291.9)	(552.0)	(133.8)	(358.4)

The Company’s pre-tax income before impairment of equity investee and share of equity investees’ share of losses comprise:

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South Africa	113.9	378.5	(221.0)	192.0
Ghana	441.6	624.9	216.8	343.1
Australia	156.5	258.8	77.3	55.7
Peru	259.6	241.1	139.4	164.6
British Virgin Islands	24.5	4.5	(17.7)	96.0

	996.1	1,507.8	194.8	851.4

	Fiscal Year Ended December 31,		Six Months Ended December 31,	Fiscal Year Ended June 30,
	2012	2011	2010	2010
South African mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences. The applicable tax rates are:
South Africa:
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies	28.0%	28.0%	28.0%	28.0%
Ghana	35.0%	25.0%	25.0%	25.0%
Australia	30.0%	30.0%	30.0%	30.0%
Peru	30.0%	30.0%	35.6%	35.6%
Major items causing the Group’s income tax provision to differ from the South African mining statutory rate were:
Tax on income before tax, impairment of investment in equity investee and share of equity investees’ profits/(losses) at South African mining statutory rate	(338.7)	(648.4)	(83.7)	(366.1)
Rate adjustment to reflect company tax rates	17.8	239.2	74.3	62.7
South African mining tax formula rate adjustment	34.5	11.9	10.4	16.6
Valuation allowance raised against deferred tax assets	—	—	—	(8.3)
Reversal of valuation allowance previously raised against deferred tax assets[3]	58.2	22.0	10.3	0.1
Non taxable income/non deductible expenditure[1]	(116.1)	(199.0)	(197.6)	27.4
South African capital gains tax	—	—	—	(23.9)
Royalties[2]	—	—	—	(71.6)
Deferred tax adjustment on changes in tax rates at the South African and Ghanaian operations (2011: Peruvian operation and for six months ended December 31, 2010: South African operations)	73.7	9.1	61.3	—
Other	(21.3)	13.2	(8.8)	4.7

Income and mining tax expense	(291.9)	(552.0)	(133.8)	(358.4)

1)	The $116.1 million (fiscal year ended December 31, 2011: $199.0 million, six months ended December 31, 2010: $197.6 million) non-deductible expenditure comprises mainly $23.8 million (fiscal year ended December 31, 2011: $24.5 million, six months ended December 31, 2010: $11.6 million) share-based-compensation, $nil million (fiscal year ended December 31, 2011: $nil million, six months ended December 31, 2010: $128.0 million) empowerment transaction costs and $74.4 million (fiscal year ended December 31, 2011: $92.8 million, six months ended December 31, 2010: $25.9 million) exploration, feasibility and evaluation costs. There are no other individually significant amounts included in this line item.
2)	The classification of royalty expense at the Group’s operations requires judgement, particularly at the Groups’ South African and Ghanian operations, where the percentages to be applied in calculating royalties are influenced by the expenses incurred in generating those product sales (and therefore the profitability of the operations). In light of the continued increase in royalties at the Group’s international operations, and the fact that changes to the calculation of royalties in Ghana, representing the largest component of consolidated royalty expense, changed to a predetermined 5% of product sales (regardless of the operating margin), Gold Fields changed the classification of royalty expense in its consolidated financial statements from a component of “income and mining taxes” to “other expenses” in its consolidated statements of operations starting with the six months ended December 31, 2010. Given the change in circumstances, Gold Fields considered it appropriate to change the presentation on a prospective basis.
3)	During fiscal year ended December 31, 2012, the Group reversed a portion of the valuation allowance against unredeemed capital expenditure and net operating losses to the extent that there is sufficient future taxable income. In making this determination, the Group analyzed, amongst other things, the recent history of earnings and cashflows, forecasts of future earnings, the nature and timing of future deductions and benefits represented by deferred tax assets and the cumulative earnings for the last three years.
4)	No provision is made for the income tax effect that may arise on the remittance of unremitted earnings by certain foreign subsidiaries. It is management’s intention that these earnings will be permanently re-invested into future capital expansion projects, maintenance capital and ongoing working capital funding requirements. In the event that the Group repatriated these earnings, income taxes and withholding taxes may be incurred. The determination of such taxes is subject to various complex calculations and accordingly, the Group has determined that it is impractical to estimate the amount of deferred tax liability on such unremitted earnings.
5)	The Group does not have any uncertain tax benefits which will more likely than not result in changes to tax liabilities.

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities and assets on the balance sheet as of December 31, 2012 and 2011 relate to the following:
Deferred income and mining tax liabilities
Mining assets	1,608.0	1,803.8
Investments held by environmental trust funds	45.3	77.3
Inventory	15.3	9.3
Other	13.1	45.8

Gross deferred income and mining tax liabilities	1,681.7	1,936.2

Provisions, including rehabilitation accruals	(144.6)	(149.0)
Tax losses	(183.0)	(278.1)
Unredeemed capital expenditure	(782.9)	(630.0)
Other	—	(3.7)

Gross deferred income and mining tax assets	(1,110.5)	(1,060.8)
Valuation allowance for deferred tax assets	324.4	152.4

Total deferred income and mining tax assets	(786.1)	(908.4)

Total deferred income and mining tax liabilities	895.6	1,027.8
Less: short term portion of deferred income and mining tax (included in accounts payable and provisions)	(17.9)	(8.4)

Long-term portion of deferred income and mining tax liabilities	877.7	1,019.4

Classified as:
Long-term liabilities	(901.8)	(1,019.4)
Long-term assets	24.1	—

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of December 31, 2012 and December 31, 2011. The valuation allowance relates primarily to net operating loss carry-forwards for the entities below, except for Living Gold (Pty) Limited, and GFI Joint Venture Holdings, or GFIJVH, which also include unredeemed capital expenditure.

	December 31, 2012	December 31, 2011
Orogen Investments SA (Luxembourg)	37.9	39.2
Gold Fields Arctic Platinum Oy	28.8	30.3
Living Gold (Pty) Limited	4.8	3.9
Gold Fields Operations	—	33.2
GFI Joint Venture Holdings	252.3	44.6
Other	0.6	1.2

	324.4	152.4

The Group has tax losses available of $95.9 million (December 31, 2011: $101.0 million) at Gold Fields Arctic Platinum Oy. Tax losses may be carried forward for ten years. These losses expire on a first-in first-out basis.

The Group has tax losses available of $126.3 million (December 31, 2011: $130.8 million) at Orogen Investments SA (Luxembourg), or Orogen, which can only be used to offset future interest income generated by Orogen. In terms of current Luxembourg taxation legislation, losses incurred in accounting periods subsequent to December 31, 1990, can be carried forward indefinitely. Losses incurred prior to this date could only be carried forward for five (5) years. All losses incurred by Orogen were incurred subsequent to December 31, 1990.

As at December 31, 2012 and December 31, 2011 the Group had unredeemed capital expenditure and tax loss carry forwards available for deduction against future mining income at its operations as follows:

	December 31, 2012	December 31, 2011
Unredeemed capital expenditure:
Gold Fields Operations	724.3	608.4
GFI Joint Venture Holdings	1,885.4	1,049.4

	2,609.7	1,657.8

At December 31, 2012, the Group has, at Gold Fields La Cima, estimated capital allowances of $506.8 million to be offset against future taxable income (December 31, 2011: $507.9 million). The estimated capital allowances do not have an expiration date. Gold Fields La Cima, or La Cima, currently has no tax losses available for utilization against future profits.

	December 31, 2012	December 31, 2011
Calculated tax losses:
Gold Fields Operations	404.9	484.4
GFI Joint Venture Holdings	—	12.6
Gold Fields Group Services (Pty) Limited	15.2	10.0
Golden Oils (Pty) Limited	—	1.2
Agrihold (Pty) Limited	2.1	1.9
Golden Hytec Farming (Pty) Limited	—	1.1
Living Gold (Pty) Limited	17.1	14.1

	439.3	525.3

These future deductions may be utilized against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such these deductions can only be utilized by the tax entities in which the deductions have been generated.

Tax years open for assessments
South Africa (1)	2001 - 2011
Ghana (2)	All years open
Australia (3)	2002 - 2011
Peru (4)	2005 - 2011

Notes:

(1)	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
(2)	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.
(3)	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
(4)	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.

It is possible that the Group will receive assessments during the next twelve months, which may have an effect on uncertain tax positions. The Group cannot estimate the amounts of possible changes as a result of an assessment.

The Group does not have any unrecognised tax benefits for which it is reasonably possible the amount will significantly change within twelve months of the recognition date.